Share-based Compensation - Hutchmed Share Based Compensation Expense (Details) - HUTCHMED Share Option Scheme - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation
Share-based compensation expense	$ 2,513,000	$ 3,069,000	$ 6,184,000
Unrecognized compensation cost	$ 2,689,000
Unrecognized compensation cost - weighted-average remaining service period (in years)	1 year 8 months 8 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 1,982,000	1,970,000	3,250,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	441,000	1,042,000	2,843,000
Cost of revenue
Share-based Compensation
Share-based compensation expense	$ 90,000	$ 57,000	$ 91,000